LEASES	12 Months Ended
Feb. 29, 2024
LEASES
LEASES

12.         LEASES

The Group has operating leases for learning centers, service centers and office spaces. Certain leases include renewal options and/or termination options, which are factored into the Group’s determination of lease payments when appropriate.

Certain of our leases were terminated before the expiration of the lease term due to the downsized capacity relating to the cessation of K-9 Academic AST Services in the mainland of China, and the relevant right-of-use asset, with a carrying amount totaled at $1,145,222 and $57,729 during the fiscal years ended February 28, 2022 and 2023, respectively, and the corresponding lease liability were derecognized upon the effectiveness of the early termination.

Operating lease cost for the years ended February 28, 2022,2023 and February 29, 2024 were $305,619, $65,750 and $84,236, respectively, which excluded cost of short-term contracts. Short-term lease cost for the years ended February 28, 2022,2023 and February 29, 2024 were $2,425, $267 and $279, respectively.

As of February 28, 2023 and February 29, 2024, the weighted average remaining lease term were 5.0 years and 4.4 years, respectively, and weighted average discount rate were 5.2% and 5.8% for the Group’s operating leases, respectively.

Supplemental cash flow information of the leases were as follows:

	For the year ended,	For the year ended,
	February 28,	February 29,
	2023	2024
Cash payments for operating leases	$50,347	$65,610
Right-of-use assets obtained in exchange for operating lease liabilities	57,607	137,769

The following is a maturity analysis of the annual undiscounted cash flows for lease liabilities as of February 29, 2024:

As of February 29,
Fiscal year ending	2024
February 2025	$69,591
February 2026	66,986
February 2027	54,726
February 2028	41,723
February 2029	29,469
Thereafter	20,811

Total future lease payments	283,306
Less: Imputed interest	(44,088)

Present value of operating lease liabilities	239,218

As of February 29, 2024, the Group has lease contracts that has been entered into but not yet commenced amounting to $174,692.These contracts will commence during fiscal year 2025.